Financial and Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2019
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Financial and Other Non-Current Liabilities
Note 12: Financial and Other
Non-Current
Liabilities
12.1 Conditional Advances
The conditional advances from public institutions are subject to contracts with OSEO.
As of December 31, 2018, the Company had two advance contracts with OSEO Innovation. These advances are 100% repayable at their nominal value in the event of technical and/or commercial success and do not bear interest.
The Company also benefited from a third grant from BpiFrance Financement in November 2014.
The portion of the conditional advances for terms longer than one year is classified as non-current
liabilities, while the portion for terms of less than one year is classified as current liabilities.
The table below presents the details of the debts recorded on the statement of financial position by the type of conditional advance:

	3rd OSEO	4th OSEO	BPI
	contract	contract	advance	Total
Balance sheet debt at start of period 01/01/2017	192	1,684	2,751	4,627
Receipts	—	—	—	—
Repayments	(128)	—	(450)	(578)
Other transactions	1	16	84	101

Balance sheet debt as at 12/31/2017	64	1,700	2,386	4,150

Of which - Non-current portion				1,825
Of which - Current portion				2,325
Stated interest rate	No	2,05%	No
Discount rate	0.4%- 1.9%	1.5%- 1.8%	3.2%
Maturity (in years)	0-3	7-9	2-7

	3rd OSEO	4th OSEO	BPI
	contract	contract	advance	Total
Balance sheet debt at start of period 01/01/2018	64	1,700	2,386	4,150
Receipts	—	—	—	—
Repayments	(64)	(1,136)	(60)	(1,80)
Other transactions	—	60	69	129

Balance sheet debt as at 12/31/2018	—	624	1,854	2,479

Of which - Non-current portion				1,278
Of which - Current portion				1,201
Stated interest rate	No	2,05%	No
Discount rate	0.4%- 1.9%	1.5%- 1.8%	3.2%
Maturity (in years)	0-3	7-9	2-7

	4th OSEO	BPI
	contract	advance	Total
Balance sheet debt at start of period 01/01/2019	624	1,854	2,479
Receipts	—	—	—
Repayments	(624)	(600)	(1,224)
Other transactions	—	44	44

Balance sheet debt as at 12/31/2019	—	1,298	1,298

Of which - Non-current portion			721
Of which - Current portion			577
Stated interest rate	2.05%	No
Discount rate	1.5%- 1.8%	3.2%
Maturity (in years)	7-9	2-7
The changes appearing in “Other transactions” are comprised of the effect of discounting conditional advances.

Third OSEO Advance
In 2011, the Company was notified by OSEO Innovation of a new grant in the form of a conditional advance of up to €640,000 to finance the development of its program to treat the allergy to proteins in cow’s milk.
The amount of the assistance was paid as follows:

•	€256,000 after the contract was signed (payment was received in 2011);

•	€256,000 from June 30, 2012 upon a call for funds (payment was received in 2013);

•	the balance of €128,000 after confirmation of the end of the program notified on December 31, 2013 (payment was received in 2014).
In the event of technical or commercial success of the program, the repayment schedule will be the following:

•	Four quarterly repayments of €64,000 each starting no later than September 30, 2014;

•	Twelve quarterly repayments of €32,000 each starting no later than September 30, 2015.
A fixed sum of €256,000 has been repaid in four quarterly installments of €64,000 beginning on September 30, 2014.
The agreement with OSEO terminated on June 30, 2018.
Fourth OSEO Advance
In 2013, OSEO has provided assistance in the form of conditional advances for €3,206,162 to the Company as part of a collaborative research and clinical development in mite allergy in young children. ImmunaVia, the program, will be funded according to the following schedule, subject to the progress of the program:

•	€903,500 paid in April 2013;

•	€903,500 in October 2014 (funds which were to be paid in October 2014 were finally received on January 22, 2015 for an amount of €864,989);

•	€918,000 in October 2015 (not received);

•	€481,162 in April 2018 (not received).
The funds that the Company actually received amounts to €1,768,489.
Such conditional advance bears interest at an annual rate of 2.05%. In case of technical or commercial success of the project, the repayment schedule plans reimbursement with progressive amounts between June 30, 2021 and June 30, 2024.
Following the defection of a sponsor, the Immuna
V
ia project was interrupted in September 2017. The Company was required to reimburse the remaining amounts of conditional advances. The reimburs
e
ment been rescheduled in 13 monthly repayments, commencing on May 31, 2018, through May 31, 2019.

This agreement with OSEO terminated in 2019.
BpiFrance Financement Interest Free Loan
In 2014, BpiFrance Financement granted an interest-free Innovation loan of €3,000,000 to DBV Technologies to help financing the pharmaceutical development of
Viaskin
™
Milk
. This amount was received in a single disbursement on November 27, 2014.
The planned repayment is scheduled in 20 quarterly repayments of €150,000 each, starting on June 30, 2017.
12.
2
 Due Dates of the Financial Liabilities and other
non-current
liabilities
Due dates of the financial liabilities recognized as of December 31, 2017:

	Gross amount	Less than One year	One to Five Years	More than Five Years
	(Amounts in thousands of Euros)
Conditional advances	4,150	2,325	1,825	—
Lease debt	—	—	—	—
Other liabilities	24,620	15,751	8,421	448
Supplier accounts payable and related payables	16,941	16,941	—	—
Total financial, current and non-current liabilities	45,711	35,017	10,246	448

Due dates of the financial liabilities recognized as of December 31, 2018:

	Gross amount	Less than One year	One to Five Years	More than Five Years
	(Amounts in thousands of Euros)
Conditional advances	2,479	1,201	1,278	—
Lease debt	—	—	—	—
Other liabilities	16,611	12,506	3,991	114
Supplier accounts payable and related payables	28,567	28,567	—	—

Total financial, current and non-current liabilities	47,656	42,273	5,269	114

Due dates of the financial liabilities recognized as of December 31, 2019:

	Gross amount	Less than One year	One to Five Years	More than Five Years
	(Amounts in thousands of Euros)
Conditional advances	1,298	577	721	—
Lease debt	22,860	3,282	13,282	6,296
Other liabilities	22,268	22,197	71	—
Supplier accounts payable and related payables	21,368	21,368	—	—

Total financial, current and non-current liabilities	67,794	47,423	14,074	6,296

As detailed in Note 14.2, other current liabilities mainly include social security and deferred revenues from the collaboration agreement with Nestlé Health Science
,
as well as subsidies and conditional advances.